Significant Accounting Policies (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies
Percentage of construction margin adopted for the transmission activity	1.65%	1.65%	1.65%
Applicable tax rate	15.00%
Applicable tax rate with surtax	10.00%
Minimum amount for income tax	R$ 240
Percentage for social contribution	9.00%
Percentage of limit of taxable profit	30.00%